Fair Value - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Assets [Abstract]
Cash and cash equivalents	$ 40,778	$ 39,251	$ 27,321	$ 37,689
Available for sale securities, at fair value	175,132	173,040
Loans held for sale	1,804	747
Loans and Leases Receivable, Net Amount	1,165,372	1,044,864
Federal Home Loan Bank Stock	12,874	10,333
Federal Reserve Bank Stock	3,621	0
Accrued interest receivable	4,283	3,853
Financial Liabilities [Abstract]
Deposits	1,058,017	1,010,713
Mortgagors' and investors' escrow accounts	3,508	3,600
Federal Home Loan Bank advances	234,595	148,277
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and cash equivalents	40,778	39,251
Available for sale securities, at fair value	175,132	173,040
Loans held for sale	1,804	747
Loans and Leases Receivable, Net Amount	1,165,372	1,044,864
Federal Home Loan Bank Stock	12,874	10,333
Federal Reserve Bank Stock	3,621
Accrued interest receivable	4,283	3,853
Financial Liabilities [Abstract]
Deposits	1,058,017	1,010,713
Mortgagors' and investors' escrow accounts	3,508	3,600
Federal Home Loan Bank advances	234,595	148,277
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Derivative Assets [Abstract]
Derivative Loan Commitments	51	59
Forward Sale Loan Commitments, Asset	20
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value	64	271
Forward Sale Loan Commitments, Liability	1
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	40,778	39,251
Available for sale securities, Fair Value Disclosure	175,132	173,040
Loans Held-for-sale, Fair Value Disclosure	1,825	747
Loans Receivable, Fair Value Disclosure	1,179,487	1,063,121
Federal Home Loan Bank Stock, Fair Value Disclosure	12,874	10,333
Federal Reserve Bank stock, Fair Value Disclosure	3,621
Accrued interest receivable, Fair Value Disclosure	4,283	3,853
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	1,062,884	1,013,614
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	3,508	3,600
Federal Home Loan Bank Borrowings, Fair Value Disclosure	234,504	149,380
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	5,442	5,815
Derivative Assets [Abstract]
Derivative Loan Commitments	51	59
Forward Sale Loan Commitments, Asset	20
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value	64	271
Forward Sale Loan Commitments, Liability	1
Fair Value, Inputs, Level 1 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	40,778	39,251
Available for sale securities, Fair Value Disclosure	25,045	21,001
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Federal Reserve Bank stock, Fair Value Disclosure	0
Accrued interest receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset	0
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value	0	0
Forward Sale Loan Commitments, Liability	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available for sale securities, Fair Value Disclosure	148,941	150,858
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Federal Reserve Bank stock, Fair Value Disclosure	0
Accrued interest receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	234,504	149,380
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	5,442	5,815
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset	0
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value	64	271
Forward Sale Loan Commitments, Liability	0
Fair Value, Inputs, Level 3 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available for sale securities, Fair Value Disclosure	1,146	1,181
Loans Held-for-sale, Fair Value Disclosure	1,825	747
Loans Receivable, Fair Value Disclosure	1,179,487	1,063,121
Federal Home Loan Bank Stock, Fair Value Disclosure	12,874	10,333
Federal Reserve Bank stock, Fair Value Disclosure	3,621
Accrued interest receivable, Fair Value Disclosure	4,283	3,853
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	1,062,884	1,013,614
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	3,508	3,600
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	51	59
Forward Sale Loan Commitments, Asset	20
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value	0	$ 0
Forward Sale Loan Commitments, Liability	$ 1